Provisions on Assets - Narratives (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions On Assets Disclosure
Provisions on assets (note 6)	$ 6	$ 64
Midstream
Provisions On Assets Disclosure
Provisions on assets (note 6)	6	59
Corporate/Other
Provisions On Assets Disclosure
Provisions on assets (note 6)	$ 0	$ 5